Warrants - Summary of Vesting Status of the Customer Warrant (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	2,680,607	2,680,596
Vested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,072,237	1,072,237
Unvested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,608,370	1,608,359
Rigetti Holdings Inc [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding		2,680,596	2,680,596
Rigetti Holdings Inc [Member] | Vested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding		1,072,237	804,176
Rigetti Holdings Inc [Member] | Unvested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding		1,608,359	1,876,420